Short-Term Debt - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Commercial paper authorized to issue		$ 4,500,000,000	$ 2,500,000,000
Undrawn short term debt	$ 300,000,000
unsecured revolving term credit facility		4,500,000,000
Loan drawn for accounts receivable securitization program		0
Other facilities [member]
Disclosure of detailed information about borrowings [line items]
Total other credit facilities		520,000,000
Uncommitted revolving demand facility [member]
Disclosure of detailed information about borrowings [line items]
Undrawn short term debt		500,000,000
Amount of borrowings replacement		500,000,000
Accounts receivable securitization [member]
Disclosure of detailed information about borrowings [line items]
Undrawn short term debt		500,000,000
Unsecured Line of Credit [member]
Disclosure of detailed information about borrowings [line items]
Amount of borrowings replacement		$ 75,000,000